Goodwill and Other Intangible Assets (Details) - Schedule of changes in the carrying amount of goodwill - Goodwill [Member] $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Goodwill [Line Items]
Goodwill as of January 1, 2022	$ 65,144
Foreign currency translation adjustments	(185)
Goodwill as of June 30, 2022	$ 64,959